Business segments - (Additional information) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	S/ 6,680,182	S/ 6,785,813	S/ 5,924,007
Assets	(129,457)	(262,882)	(350,494)
PERU
Disclosure of operating segments [line items]
Revenue	6,307,987	6,458,212	5,624,597
Assets	84,096,653	67,623,222
PANAMA
Disclosure of operating segments [line items]
Revenue	372,195	327,601	308,397
Assets	4,139,376	3,939,071
Banking [Member]
Disclosure of operating segments [line items]
Revenue	S/ 4,841,133	5,254,690	S/ 4,571,093
Banking [Member] | Interfondos [Member]
Disclosure of operating segments [line items]
Gain on sale of investments before tax		52,580
Gain on sale of investments net of tax		S/ 32,422